Ordinary Shares	6 Months Ended
Mar. 31, 2026
Ordinary Shares [Abstract]
ORDINARY SHARES
13.	ORDINARY SHARES

Ordinary Shares

The Company was established as an exempted company under the laws of Cayman Islands on March 1, 2022. The authorized number of ordinary shares was 50,000 with par value of $1 per share. The Company issued 50,000 shares to the shareholders at par value $1 per share.

On April 6, 2023, the shareholders of the Company unanimously passed resolutions effecting the subdivision of the Company’s authorized and issued share capital and the adoption of the amended and restated memorandum of association, pursuant to which, (1) the Company effectuated a 1:2000 share subdivision, whereupon the Company’s authorized share capital was amended from $50,000 divided into 50,000 shares of par value $1.00 each to $50,000 divided into 100,000,000 ordinary shares of par value $0.0005 each; and (2) immediately after the share subdivision, the shareholders voluntarily surrendered, on a pro rata basis, a total of 87,500,000 ordinary shares of a par value of $0.0005 each, after which, the Company had an aggregate of 12,500,000 ordinary shares issued and outstanding.

On August 26, 2024 and August 29, 2024, the Company closed its IPO and the sale of the over-allotment shares, respectively. The Company issued and sold a total of 2,091,942 ordinary shares, including 91,942 shares pursuant to the underwriter’s exercise of its over-allotment option, at a price of $4.00 per share. The Company received net proceeds from the IPO of approximately $5,404,654, after deducting underwriting discounts and other related expenses, and reimbursing its PRC subsidiaries certain for expenses they had advanced in connection with the IPO.

On February 5, 2025, at the 2024 annual general meeting of shareholders (the “AGM”) of the Company, the shareholders of the Company passed resolutions to (i) increase the Company’s authorized share capital; (ii) re-designate and re-classify the Company’s authorized share capital; and (iii) adopt amended and restated memorandum and articles of association to reflect the share capital increase, the share re-designation and re-classification, and the terms of the re-designated and re-classified shares of the Company. As a result, immediately following the AGM, the Company’s authorized share capital was increased, and re-designated and re-classified from $50,000 divided into 100,000,000 ordinary shares of par value $0.0005 each to $250,000 divided into 400,000,000 Class A ordinary shares of par value $0.0005 each (each, a “Class A ordinary share,” and, collectively, the “Class A ordinary shares”), with each Class A ordinary share entitled to one vote, and 100,000,000 Class B ordinary shares of par value $0.0005 each (each, a “Class B ordinary share,” and, collectively, the “Class B ordinary shares”), with each Class B ordinary share entitled to 20 votes. Class A ordinary shares and Class B ordinary shares shall have equal dividend rights. Subject to the share capital re-designation, on April 8, 2025, the Company issued an aggregate of 7,592,500 Class B ordinary shares to three shareholders, and repurchased an equivalent number of Class A ordinary shares from such shareholders.

On May 22, 2025, the Company closed its underwritten follow-on offering and sale of 10,000,000 Ordinary Units, with each Ordinary Unit consisting of (i) one Class A ordinary share, (ii) one Series A warrant to purchase one Class A ordinary share, and (iii) one Series B warrant to purchase one Class A ordinary share. The Ordinary Unit was priced at $0.50 per unit. The Company generated gross proceeds of $5,000,000, before deducting underwriting discounts, non-accountable expense allowance, and offering expenses payable by the Company.

The Series A warrants have a one-year term, are immediately exercisable after issuance, and have an initial exercise price of $1.00 per Class A Ordinary Share. If at any time and from time to time on or after the Series A warrants are issued there occurs any share split, share dividend, share combination, or reverse share split, recapitalization, or other similar transaction involving the Class A Ordinary Shares (a “Share Combination Event”), the Series A warrants may also be exercised in whole or in part by means of a “zero price exercise,” in which the holder will be entitled to receive a number of Class A Ordinary Shares equal to the product of (a) the aggregate number of Class A Ordinary Shares that would be issuable upon exercise of the Series A warrants if such exercise were by means of a cash exercise rather than a cashless exercise, multiplied by (b) 3.0. As a result, holders of the Series A warrants may elect to be issued a maximum of 30,000,000 Class A Ordinary Shares upon the exercise of the Series A warrants upon a Share Combination Event. As of September 30, 2025, all of 10,000,000 Series A warrants are outstanding.

The Series B warrants have a three-month term, are immediately exercisable after issuance, and have an initial exercise price of $1.00 per share. The Series B warrants may also be exercised in whole or in part by means of a “zero price exercise,” in which the holder will be entitled to receive a number of Class A Ordinary Shares equal to the product of (a) the aggregate number of Class A Ordinary Shares that would be issuable upon exercise of the Series B warrants if such exercise were by means of a cash exercise rather than a cashless exercise, multiplied by (b) 4.0. Such zero price exercise is subject to the beneficial ownership limitations as described in the Series B warrant. As a result, holders of the Series B warrants may elect to be issued a maximum of 40,000,000 Class A Ordinary Shares upon the exercise of the Series B warrants. As of September 30, 2025, all of 10,000,000 Series B warrants have been exercised in exchange for total 40,000,000 Class A Ordinary Shares of the Company through “zero price exercise”.

On September 25, 2025, the Company entered into a securities purchase agreement (the “Purchase Agreement”) with a certain institutional investor named therein (collectively, the “Purchasers”), pursuant to which, the Company agreed to issue and sell, in a registered direct offering (the “Registered Direct Offering”): (i) 22,055,096 Class A ordinary shares of the Company, par value $0.0005 per share; and (ii) pre-funded warrants to purchase up to 16,944,238 Class A Ordinary Shares (the “Pre-Funded Warrants”). The purchase price for each Class A Ordinary Share was $0.075 and the purchase price for each Pre-Funded Warrant was $0.075.

The Registered Direct Offering closed on September 26, 2025. The Company received approximately $2.9 million in gross proceeds from the Registered Direct Offering, before deducting placement agent fees and estimated offering expenses.

The Pre-Funded Warrants were sold to any Purchaser, whose purchase of the Shares in the Registered Direct Offering would otherwise have resulted in such Purchaser, together with its affiliates and certain related parties, beneficially owning more than 4.99% (or, at the election of such purchaser, 9.99%) of the outstanding share capital of the Company following the consummation of the Registered Direct Offering. Each Pre-Funded Warrant represents the right to purchase one Class A Ordinary Share at an exercise price of $0.0005 per share. The Pre-Funded Warrants were exercisable immediately at any time until exercised in full (subject to the beneficial ownership limitation described above), and were exercised in full by the Purchasers thereof on September 25, 2025, in exchange of total 16,944,238 Class A Ordinary Shares of the Company.

On September 12, 2025, WORK Medical Technology Group LTD (the “Company”) held an extraordinary general meeting of shareholders (the “EGM”). During the EGM, the shareholders passed certain resolutions with respect to: (i) one or more share consolidations of all of the authorized, issued, and outstanding shares of the Company (collectively, the “Shares”), each at such consolidation ratio and with such effective time as the board of directors of the Company (the “Board”) may determine in its sole discretion (together, the “Share Consolidations,” and each, a “Share Consolidation”); provided, however, that the accumulated consolidation ratio for any and all such Share Consolidations shall be no less than 2:1 nor greater than 250:1, with such consolidated Shares having the same rights and being subject to the same restrictions (save as to nominal value) as the existing Shares of each class as set out in the Company’s existing amended and restated memorandum and articles of association; (ii) an increase in the Company’s authorized share capital from US$250,000 divided into 400,000,000 Class A ordinary shares of par value US$0.0005 each and 100,000,000 Class B ordinary shares of par value US$0.0005 each, to a maximum of US$10,000,000 divided into Class A ordinary shares and Class B ordinary shares, in each case, of the then current par value, as a result of the Share Consolidation(s) at a ratio of four Class A ordinary shares for every one Class B ordinary shares (the “Share Capital Increase”); such Share Capital Increase to be conditional upon approval by the Board, in its sole discretion, and to take effect on such date as the Board may determine, within one year from the date of the EGM; and (iii) the adoption of a further amended and restated memorandum of association to reflect the relevant Share Consolidation and/or the Share Capital Increase.

On September 29, 2025, the Board passed certain resolutions with respect to (i) a consolidation of the Shares at the ratio of 100:1; (ii) an increase in the Company’s authorized share capital from US$250,000 divided into 400,000,000 Class A ordinary shares of par value US$0.0005 each and 100,000,000 Class B ordinary shares of par value US$0.0005 each, to US$10,000,000 divided into 160,000,000 Class A ordinary shares of par value US$0.05 each and 40,000,000 Class B ordinary shares of par value US$0.05 each; and (iii) the adoption of an amended and restated memorandum of association in substitution for, and to the entire exclusion of, the Company’s existing memorandum of association, to reflect the Share Consolidation and the Share Capital Increase. The Share Consolidation and the Share Capital Increase were completed on October 21, 2025 and October 6, 2025, respectively.

On November 20, 2025, the Company entered into a sales agreement (the “Sales Agreement”) with AC Sunshine Securities, LLC (the “Sales Agent”), acting as the Company’s sales agent, pursuant to which the Company may offer and sell, from time to time, through the Sales Agent Class A ordinary shares, par value $0.05 per share (the “Class A Ordinary Shares”).

The Company is not obliged to sell any shares under the Sales Agreement. Subject to the terms and conditions of the Sales Agreement, the Sales Agent will use commercially reasonable efforts consistent with its normal trading and sales practices, applicable state and federal law, rules and regulations, and the rules of The Nasdaq Stock Market to sell shares from time to time based upon the Company’s instructions, including any price, time, or size limits specified by the Company. Upon delivery of a sales notice, and subject to the Company’s instructions in that notice, and the terms and conditions of the Sales Agreement generally, the Sales Agent may sell the Class A Ordinary Shares by any method permitted by law deemed to be an “at the market offering” as defined by Rule 415(a)(4) promulgated under the Securities Act of 1933, as amended. The Company will pay the Sales Agent a commission of 3.5% of the aggregate gross proceeds from each sale of Class A Ordinary Shares and has agreed to provide the Sales Agent with customary indemnification rights. The Company has also agreed to reimburse the Sales Agent for certain specified expenses. As of the date of these unaudited interim condensed consolidated financial statements, the Company received net proceeds of approximately $17,100,971 as of March 31, 2026 and $62,329,644 subsequently under the agreement.

Class A Ordinary Shares will be offered and sold pursuant to the prospectus supplement, dated November 21, 2025, to the registration statement on Form F-3 (Registration Number 333-289943), filed by the Company on August 29, 2025 (the “Registration Statement”), that forms a part of such Registration Statement, for an aggregate offering price of up to $200,000,000.

On October 21, 2025, the Company held an extraordinary general meeting of shareholders (the “EGM”). During the EGM, the shareholders passed certain resolutions with respect to: (i) one or more share consolidations of all of the authorized, issued, and outstanding shares of the Company (collectively, the “Shares”), each at such consolidation ratio and with such effective time as the board of directors of the Company (the “Board”) may determine in its sole discretion (together, the “Share Consolidations,” and each, a “Share Consolidation”); provided, however, that the accumulated consolidation ratio for any and all such Share Consolidations shall be no less than 2:1 nor greater than 250:1, with such consolidated Shares having the same rights and being subject to the same restrictions (save as to nominal value) as the existing Shares of each class as set out in the Company’s existing amended and restated memorandum and articles of association; and (ii) the adoption of a further amended and restated memorandum of association to reflect the relevant Share Consolidation.

On November 7, 2025, the Company held an extraordinary general meeting of shareholders (the “Meeting”). During the Meeting, the shareholders passed the resolution that the authorized share capital of the Company be increased from US$10,000,000 divided into 160,000,000 Class A ordinary shares of par value US$0.05 each and 40,000,000 Class B ordinary shares of par value US$0.05 each to US$100,000,000 divided into 1,600,000,000 Class A ordinary shares of par value US$0.05 each and 400,000,000 Class B ordinary shares of par value US$0.05 each.

On November 29, 2025, the Board passed certain resolutions with respect to (i) a consolidation of the Shares at the ratio of 100:1; and (ii) the adoption of an amended and restated memorandum of association in substitution for, and to the entire exclusion of, the Company’s existing memorandum of association, to reflect the Share Consolidation. The effective date of the Share Consolidation was December 29, 2025 (the “Effective Date”). On the Effective Date, the Company’s authorized ordinary shares were consolidated at the ratio of one hundred-for-one, and the authorized share capital of the Company became US$100,000,000 divided into 16,000,000 Class A ordinary shares of par value US$5.00 each and 4,000,000 Class B ordinary shares of par value US$5.00 each.

On December 30, 2025, the Company entered into a securities purchase agreement (the “Securities Purchase Agreement”) with LWY GROUP LTD, a British Virgin Islands company and an existing shareholder of the Company, which is wholly owned by Baiming Yu (“LWY GROUP”). Pursuant to the Securities Purchase Agreement, LWY GROUP agreed to subscribe for and purchase from the Company, and the Company agreed to issue and sell to LWY GROUP, an aggregate of 100,000 Class B ordinary shares of the Company, par value US$5.00 per share, for an aggregate purchase price of $500,000, in accordance with Regulation S under the Securities Act of 1933, as amended.

On February 25, 2026, the Company held an annual general meeting of shareholders (the “Meeting”). During the Meeting, the shareholders passed certain resolutions with respect to:

(i)	the authorized share capital of the Company be increased from US$100,000,000 divided into 16,000,000 Class A ordinary shares with par value of US$5.00 per share and 4,000,000 Class B ordinary shares with par value of US$5.00 per share to US$100,000,000,000 divided into 16,000,000,000 Class A ordinary shares with par value of US$5.00 per share and 4,000,000,000 Class B ordinary shares with par value of US$5.00 per share (the “Share Capital Increase”);
(ii)	subject to the Share Capital Increase being effected and all further requirements prescribed by sections 14, 14A and 14B of the Companies Act (Revised) (the “Companies Act”) relating to share capital reductions being complied with, that (together, the “Share Capital Reduction and Reorganization”): (a) the par value of each issued and outstanding Class A ordinary share of par value US$5.00 each and Class B ordinary shares of par value US$5.00 each in the share capital of the Company be reduced to US$0.00001 by cancelling US$4.99999 of the paid-up capital on each of the issued and outstanding Class A ordinary shares of par value US$5.00 each and Class B ordinary shares of par value US$5.00 each (the “Capital Reduction”); (b) following the Capital Reduction, the amount deemed to be paid up on each issued and outstanding share of the Company shall be US$0.00001;
(iii)	immediately following the Capital Reduction: (a) each authorized but unissued Class A ordinary shares of par value US$5.00 be subdivided into 500,000 Class A ordinary shares of par value US$0.00001 each; and (b) each authorized but unissued Class B ordinary shares of par value US$5.00 be subdivided into 500,000 Class B ordinary shares of par value US$0.00001 each (the “Subdivision”);
(iv)	immediately following the Subdivision, the authorized share capital of the Company be altered by the cancellation of such number of unissued Class A ordinary shares of par value US$0.00001 and unissued Class B ordinary shares of par value US$0.00001 that will result in the Company having authorized share capital of US$200,000 divided into 16,000,000,000 Class A ordinary shares with par value of US$0.00001 per share and 4,000,000,000 Class B ordinary shares with par value of US$0.00001 per share (the “Cancellation”); and
(v)	immediately following the Capital Reduction, the Subdivision and the Cancellation, the authorized share capital of the Company shall be US$200,000 divided into 16,000,000,000 Class A ordinary shares with par value of US$0.00001 per share and 4,000,000,000 Class B ordinary shares with par value of US$0.00001 per share.

Subscription receivable

As of March 31, 2026 and September 30, 2025, subscription receivable on the consolidated balance sheets represented the unrecovered consideration of 1,250 Class A ordinary shares issued by the Company.